GENERAL INFORMATION	6 Months Ended
Jun. 30, 2022
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

Trinity Biotech plc (the “Company”) was founded in 1992 and listed on the NASDAQ Stock Market shortly after its formation. Through a combination of sustained, organic growth and an acquisition-led strategy, the Company has assembled an impressive product portfolio and achieved the highest standards of excellence in developing, manufacturing and marketing medical diagnostic products for the clinical laboratory and point-of-care segments of the diagnostic market. These products are used to detect autoimmune, infectious and sexually transmitted diseases, diabetes and disorders of the liver and intestine. Trinity Biotech is a significant provider of raw materials to the life sciences and research industries globally. The Company also operates a licensed reference laboratory that specializes in diagnostics for autoimmune diseases.

References in these Consolidated Condensed Interim Financial Statements to "Trinity Biotech" and the “Group” refer to Trinity Biotech plc and its consolidated subsidiaries. A list of the Company’s principal subsidiaries is included in note 32 to the Company’s audited Consolidated Financial Statements for the year ended December 31, 2021, filed with the SEC on Form 20-F.

These Condensed Consolidated Interim Financial Statements were approved for issuance by the Company’s Board of Directors on November 15, 2022.